(12) Intangible Assets: Schedule of Intangible Assets and Goodwill (Details) (USD $)	Jun. 30, 2013
Patent license agreement	$ 50,000
FiniteLivedRoyaltyAgreement	16,620,567
Other intangible assets, net of accumulated amortization	16,670,567
Accumulated amortization	(1,035,017)
Intangible assets, net of accumulated amortization	15,635,550
Boriquen Container Corporation
FiniteLivedRoyaltyAgreement	11,616,984
Other intangible assets, net of accumulated amortization	11,616,984
Accumulated amortization	(515,676)
Intangible assets, net of accumulated amortization	11,101,308
International Surveillance Services Corp
FiniteLivedRoyaltyAgreement	5,003,583
Other intangible assets, net of accumulated amortization	5,003,583
Accumulated amortization	(500,358)
Intangible assets, net of accumulated amortization	4,503,225
Patent
Patent license agreement	50,000
Other intangible assets, net of accumulated amortization	50,000
Accumulated amortization	(18,983)
Intangible assets, net of accumulated amortization	$ 31,017